LOCAL AND FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2023
LOCAL AND FOREIGN CURRENCY
LOCAL AND FOREIGN CURRENCY

31 – LOCAL AND FOREIGN CURRENCY

Local and foreign currency balances are the following:

CURRENT ASSETS	12.31.2023	12.31.2022
	ThCh$	ThCh$
Cash and cash equivalent	303,683,683	291,681,987
USD	9,462,829	14,266,343
EUR	437,604	870,613
CLP	140,758,085	138,205,025
BRL	96,214,729	69,923,621
ARS	18,340,987	29,215,288
PGY	38,469,449	39,201,097

Other current financial assets	67,285,793	263,044,869
CLP	66,587,339	92,826,375
BRL	13,897	170,154,995
ARS	684,557	—
PGY	—	63,499

Other non-current financial assets	19,311,851	26,957,000
USD	174,579	847,149
EUR	615,636	329,535
UF	1,196,729	517,748
CLP	6,353,138	12,478,839
BRL	3,213,978	2,382,575
ARS	3,531,840	8,596,540
PGY	4,225,951	1,804,614

Trade debtors and other accounts payable	298,892,164	279,770,286
USD	3,511,802	1,467,851
EUR	1,233	6,770
UF	1,030,138	49,469
CLP	182,395,110	155,443,395
BRL	79,993,377	74,851,690
ARS	23,712,111	39,795,968
PGY	8,248,393	8,155,143

Accounts receivable related entities	16,161,318	15,062,167
CLP	14,736,546	14,738,236
BRL	1,223,699	86,492
ARS	—	237,439
PGY	201,073

Inventory	233,053,160	245,886,656
CLP	106,204,544	103,719,764
BRL	64,808,180	60,074,387
ARS	38,277,180	62,655,300
PGY	23,763,256	19,437,205

Current tax assets	43,383,058	39,326,427
USD	6,253,451
CLP	6,213,032	33,296,214
BRL	30,643,656	5,633,971
ARS	272,919	396,242

Total current assets	981,771,027	1,161,729,392
USD	19,402,661	16,581,343
EUR	1,054,473	1,206,918
UF	2,226,867	567,217
CLP	523,247,794	550,707,848
BRL	276,111,516	383,107,731
ARS	84,819,594	140,896,777
PGY	74,908,122	68,661,558

NON-CURRENT ASSETS	12.31.2023	12.31.2022
	CLP (000’s)	ThCh$
Other non-current assets	93,316,339	94,852,711
USD	19,030,656	—
UF	1,216,865	75,297,737
CLP	53,832,722	3,317,778
BRL	7,935,524
ARS	11,300,572	16,237,196

Other non-current, non-financial assets	59,412,482	59,672,266
USD	609,042	91,220
UF	17,154	—
CLP	55,397	483,530
BRL	55,660,553	55,060,849
ARS	1,338,592	2,367,042
PGY	1,731,744	1,669,625

Non-current accounts receivable	371,401	539,920
UF	225,323	249,366
CLP	51,752	233,773
ARS	136	56,781
PGY	94,190	—

Non-current accounts receivable related entities	108,021	109,318
CLP	108,021	109,318

Investments accounted for using the equity method	91,799,267	92,344,598
CLP	49,790,788	53,869,966
BRL	42,008,479	38,474,632

Intangible assets other than goodwill	695,926,565	671,778,888
USD	3,959,421	—
CLP	312,908,478	312,981,971
BRL	195,313,156	177,173,694
ARS	5,269,949	9,075,200
PGY	178,475,561	172,548,023

Goodwill	122,103,802	129,023,922
CLP	9,523,767	9,523,768
BRL	72,810,771	65,920,764
ARS	32,193,085	46,254,831
PGY	7,576,179	7,324,559

Property, plant and equipment	872,388,811	798,221,259
EUR	2,429,848	3,146
UF	11,316,009	—
CLP	353,146,598	303,797,013
BRL	277,936,537	229,486,365
ARS	140,055,748	177,219,624
PGY	87,504,071	87,715,111

Deferred tax assets	4,323,174	2,428,333
CLP	2,592,024	2,428,333
PGY	1,731,150	—

Total non-current assets	1,939,749,862	1,848,971,215
USD	23,599,119	91,220
EUR	2,429,848	3,146
UF	12,775,351	75,547,103
CLP	782,009,547	686,745,450
BRL	651,665,020	566,116,304
ARS	190,158,082	251,153,893
PGY	277,112,895	269,314,099

	12.31.2023			12.31.2022
CURRENT LIABILITIES	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other current financial liabilities	16,062,851	36,934,150	52,997,001	13,431,339	353,870,741	367,302,080
USD	342,000	5,444,143	5,786,143	249,660	321,143,849	321,393,509
EUR	32,709	90,988	123,697
UF	13,753,586	13,044,881	26,798,467	11,047,586	11,557,808	22,605,394
CLP	899,930	11,384,709	12,284,639	893,612	14,216,358	15,109,970
BRL	685,038	2,829,430	3,514,468	427,270	1,703,193	2,130,463
ARS	349,588	1,804,522	2,154,110	813,211	3,910,926	4,724,137
PGY	—	1,482,060	1,482,060	—	1,338,607	1,338,607
CHF	—	853,417	853,417

Trade accounts payable and other accounts payable, current	404,557,957	24,354,027	428,911,984	369,548,991	15,252,639	384,801,630
USD	37,085,189	2,156,901	39,242,090	34,223,389	33,046	34,256,435
EUR	5,285,606	297,386	5,582,992	3,148,088	899,198	4,047,286
UF	3,430,102	302,021	3,732,123	2,263,175	—	2,263,175
CLP	166,250,228	21,597,719	187,847,947	166,847,281	14,320,395	181,167,676
BRL	129,596,874	—	129,596,874	78,514,701	—	78,514,701
ARS	45,129,973	—	45,129,973	69,945,679	—	69,945,679
PGY	17,779,985	—	17,779,985	14,606,678	—	14,606,678
Other currencies	—	—	—

Accounts payable to related companies, current	96,045,624	—	96,045,624	90,248,067	—	90,248,067
CLP	39,175,392	—	39,175,392	44,298,074	—	44,298,074
BRL	40,225,863	—	40,225,863	35,671,648	—	35,671,648
ARS	8,031,621	—	8,031,621	8,587,487	—	8,587,487
PGY	8,612,748	—	8,612,748	1,690,858	—	1,690,858

Other current provisions	127,229	1,186,877	1,314,106	1,319,935	271,709	1,591,644
CLP	127,229	1,139,985	1,267,214	1,319,935	232,418	1,552,353
PGY	—	46,892	46,892	—	39,291	39,291

Current tax liabilities	7,700,127	5,711,494	13,411,621	627,257	13,988,190	14,615,447
CLP	2,440,280	23,458	2,463,738	627,257	7,301	634,558
BRL	5,259,847	—	5,259,847	—	—	—
ARS	—	4,143,057	4,143,057	—	13,479,571	13,479,571
PGY	—	1,544,979	1,544,979	—	501,318	501,318

Current employee Benefit provisions	47,674,090	10,143,710	57,817,800	45,482,776	2,909,030	48,391,806
CLP	5,769,075	8,867,752	14,636,827	8,115,837	1,052,395	9,168,232
BRL	28,791,559	—	28,791,559	19,586,150	—	19,586,150
ARS	13,113,456	—	13,113,456	17,780,789	—	17,780,789
PGY	—	1,275,958	1,275,958	—	1,856,635	1,856,635

Other current non-financial liabilities	2,364,699	40,008,461	42,373,160	1,054,187	41,240,273	42,294,460
CLP	2,360,088	39,785,560	42,145,648	1,043,048	41,072,576	42,115,624
ARS	4,611	—	4,611	11,139	—	11,139
PGY	—	222,901	222,901	—	167,697	167,697

Total current liabilities	574,532,577	118,338,719	692,871,296	521,712,552	427,532,582	949,245,134
USD	37,427,189	7,601,044	45,028,233	34,473,049	321,176,895	355,649,944
EUR	5,318,315	388,374	5,706,689	3,148,088	899,198	4,047,286
UF	17,183,688	13,346,902	30,530,590	13,310,761	11,557,808	24,868,569
CLP	217,022,222	82,799,183	299,821,405	223,145,044	70,901,442	294,046,486
BRL	204,559,181	2,829,430	207,388,611	134,199,769	1,703,193	135,902,962
ARS	66,629,249	5,947,579	72,576,828	97,138,305	17,390,497	114,528,802
PGY	26,392,733	4,572,790	30,965,523	16,297,536	3,903,548	20,201,084
CHF	—	853,417	853,417	—	—	—

	12.31.2023				12.31.2022
	More than 1 year	More than 3 and			More than 1 year	More than 3 and	More than
NON-CURRENT LIABILITIES	up to 3	up to 5	More than 5 years	Total	up to 3	up to 5	5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other non-current financial liabilities	39,864,902	203,951,623	800,509,308	1,044,325,833	40,713,614	28,457,265	835,631,179	904,802,058
USD	1,509,143	1,203,965	259,130,959	261,844,067	1,612,279	513,738	251,617,079	253,743,096
EUR	323,054	357,058	446,054	1,126,166
UF	32,606,024	12,349,672	486,381,343	531,337,039	35,491,226	15,781,426	468,927,353	520,200,005
CLP	—	8,500,000	52,449,925	60,949,925	—	8,500,000	112,175,058	120,675,058
BRL	5,421,424	5,778,555	2,101,027	13,301,006	3,473,970	3,662,101	2,911,689	10,047,760
ARS	5,257	—	—	5,257	136,139	—	—	136,139
CHF	—	175,762,373	—	175,762,373

Accounts payable, non-current	2,392,555	—	—	2,392,555	3,015,284	—	—	3,015,284
CLP	2,392,555	—	—	2,392,555	3,015,284	—	—	3,015,284

Accounts payable related companies	6,007,041	—	—	6,007,041	10,354,296	—	—	10,354,296
BRL	6,007,041	—	—	6,007,041	10,354,296	—	—	10,354,296

Other provisions, non-current	490,107	52,997,683	—	53,487,790	1,397,148	45,706,635	—	47,103,783
BRL	—	52,997,683	—	52,997,683	—	45,706,635		45,706,635
ARS	490,107	—	—	490,107	1,397,148	—	—	1,397,148

Deferred tax liabilities	113,608,651	47,772,196	19,089,372	180,470,219	26,966,210	34,088,989	104,723,357	165,778,556
CLP	94,801,758	—	1,231,565	96,033,323	5,617,287	38,945	88,895,598	94,551,830
BRL	—	47,772,196	—	47,772,196	—	34,050,044	—	34,050,044
ARS	18,806,893	—	—	18,806,893	21,348,923	—	—	21,348,923
PGY	—	—	17,857,807	17,857,807	—	—	15,827,759	15,827,759

Non-current employee benefit provisions	15.499.538	249,254	2,725,154	18,473,946	1,299,511	60,560	16,049,722	17,409,793
CLP	14,799,923	249,254	2,725,154	17,774,331	665,274	60,560	16,049,722	16,775,556
ARS	5,242	—	—	5,242	10,484	—	—	10,484
PGY	694,373	—	—	694,373	623,753	—	—	623,753

Other non-financial liabilities	—	2,506,795	—	2,506,795	—	29,589,051	—	29,589,051
BRL	—	2,506,795	—	2,506,795	—	29,589,051	—	29,589,051
ARS	—	—	—	—

Total non-current liabilities	171,855,753	307,477,551	828,330,875	1,307,664,179	83,746,063	137,902,500	956,404,258	1,178,052,821
USD	1,509,143	1,203,965	259,130,959	261,844,067	1,612,279	513,738	251,617,079	253,743,096
EUR	323,054	357,058	446,054	1,126,166
UF	32,606,024	12,349,672	486,381,343	531,337,039	35,491,226	15,781,426	468,927,353	520,200,005
CLP	111,994,236	8,749,254	56,406,644	177,150,134	9,297,845	8,599,505	217,120,378	235,017,728
BRL	11,428,465	109,055,229	2,101,027	122,584,721	13,828,266	113,007,831	2,911,689	129,747,786
ARS	19,307,499	—	—	19,307,499	22,892,694	—	—	22,892,694
PGY	694,373	—	17,857,807	18,552,180	623,753	—	15,827,759	16,451,512
CHF	—	175,762,373	—	175,762,373	—	—	—	—